SHARE-BASED PAYMENT (Details 4) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Number of Restricted shares, Outstanding at beginning balance	749,040	539,530
Number of Restricted shares, Granted		498,400
Number of Restricted shares, Vested	(193,347)	(142,189)
Number of Restricted shares, Forfeited	(306,055)	(146,701)
Number of Restricted shares, Outstanding at ending balance	269,638	749,040